Eaton Vance

Enhanced Equity Income Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%(1)

Security	Shares	Value
Automobiles — 1.2%
General Motors Co.	193,019	$8,037,311

		$8,037,311

Banks — 6.1%
Bank of America Corp.	546,668	$16,569,507
JPMorgan Chase & Co.	141,202	17,942,538
Wells Fargo & Co.	199,496	6,020,790

		$40,532,835

Beverages — 2.2%
Constellation Brands, Inc., Class A	20,727	$4,540,249
PepsiCo, Inc.	67,363	9,989,933

		$14,530,182

Biotechnology — 1.5%
Vertex Pharmaceuticals, Inc.(2)	41,454	$9,797,238

		$9,797,238

Building Products — 0.6%
Johnson Controls International PLC	86,794	$4,043,732

		$4,043,732

Capital Markets — 1.6%
Goldman Sachs Group, Inc. (The)	41,454	$10,931,834

		$10,931,834

Communications Equipment — 0.9%
Cisco Systems, Inc.	130,839	$5,855,045

		$5,855,045

Consumer Finance — 0.7%
American Express Co.	41,316	$4,995,518

		$4,995,518

Diversified Telecommunication Services — 2.2%
Verizon Communications, Inc.	248,723	$14,612,476

		$14,612,476

Electric Utilities — 1.8%
NextEra Energy, Inc.	155,452	$11,993,122

		$11,993,122

Security	Shares	Value
Electrical Equipment — 2.1%
Eaton Corp. PLC	115,294	$13,851,421

		$13,851,421

Entertainment — 3.2%
Live Nation Entertainment, Inc.(2)	138,611	$10,185,136
Netflix, Inc.(2)	12,955	7,005,157
Walt Disney Co. (The)(2)	24,177	4,380,389

		$21,570,682

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	27,203	$6,105,985
AvalonBay Communities, Inc.	22,023	3,533,150
EastGroup Properties, Inc.	37,568	5,186,638

		$14,825,773

Food & Staples Retailing — 1.8%
Walmart, Inc.	82,908	$11,951,188

		$11,951,188

Food Products — 1.5%
Mondelez International, Inc., Class A	168,406	$9,846,699

		$9,846,699

Health Care Equipment & Supplies — 4.2%
Abbott Laboratories	124,359	$13,616,067
Danaher Corp.	63,476	14,100,559

		$27,716,626

Health Care Providers & Services — 2.3%
UnitedHealth Group, Inc.	43,938	$15,408,178

		$15,408,178

Hotels, Restaurants & Leisure — 1.4%
Starbucks Corp.	84,203	$9,008,037

		$9,008,037

Household Durables — 0.5%
D.R. Horton, Inc.	47,931	$3,303,405

		$3,303,405

Household Products — 2.2%
Procter & Gamble Co. (The)	106,226	$14,780,286

		$14,780,286

Insurance — 2.6%
MetLife, Inc.	126,952	$5,960,397
Progressive Corp. (The)	111,407	11,015,924

		$16,976,321

Security	Shares	Value
Interactive Media & Services — 5.5%
Alphabet, Inc., Class C(2)	10,362	$18,152,981
Facebook, Inc., Class A(2)	50,522	13,800,589
Twitter, Inc.(2)	79,022	4,279,041

		$36,232,611

Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.(2)	11,659	$37,972,547

		$37,972,547

IT Services — 6.9%
Accenture PLC, Class A	54,405	$14,211,130
Fidelity National Information Services, Inc.	55,704	7,879,888
GoDaddy, Inc., Class A(2)	80,317	6,662,295
Visa, Inc., Class A	79,022	17,284,482

		$46,037,795

Life Sciences Tools & Services — 1.7%
Thermo Fisher Scientific, Inc.	24,614	$11,464,709

		$11,464,709

Machinery — 2.0%
Caterpillar, Inc.	33,682	$6,130,798
PACCAR, Inc.	81,612	7,041,483

		$13,172,281

Metals & Mining — 2.3%
Franco-Nevada Corp.	56,999	$7,143,685
Rio Tinto PLC ADR	107,521	8,087,729

		$15,231,414

Multi-Utilities — 1.5%
CMS Energy Corp.	55,704	$3,398,501
Sempra Energy	50,522	6,437,008

		$9,835,509

Oil, Gas & Consumable Fuels — 2.3%
Chevron Corp.	68,658	$5,798,168
ConocoPhillips	76,431	3,056,476
EOG Resources, Inc.	68,658	3,423,974
Phillips 66	41,454	2,899,293

		$15,177,911

Pharmaceuticals — 3.0%
Sanofi	86,794	$8,412,336
Zoetis, Inc.	68,658	11,362,899

		$19,775,235

Security	Shares	Value
Road & Rail — 2.1%
CSX Corp.	150,270	$13,637,003

		$13,637,003

Semiconductors & Semiconductor Equipment — 3.1%
Micron Technology, Inc.(2)	82,908	$6,233,023
Texas Instruments, Inc.	88,090	14,458,212

		$20,691,235

Software — 9.3%
Intuit, Inc.	32,386	$12,301,822
Microsoft Corp.	200,792	44,660,157
Palantir Technologies, Inc., Class A(2)	208,564	4,911,682

		$61,873,661

Specialty Retail — 2.3%
Best Buy Co., Inc.	53,113	$5,300,146
Lowe’s Cos., Inc.	60,886	9,772,812

		$15,072,958

Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc.	343,288	$45,550,885

		$45,550,885

Textiles, Apparel & Luxury Goods — 2.4%
NIKE, Inc., Class B	85,499	$12,095,543
PVH Corp.	37,485	3,519,467

		$15,615,010

Total Common Stocks (identified cost $382,824,666)		$661,908,673

Short-Term Investments — 0.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	5,777,197	$5,777,197

Total Short-Term Investments (identified cost $5,777,197)		$5,777,197

Total Investments — 100.7% (identified cost $388,601,863)		$667,685,870

Total Written Covered Call Options — (0.6)% (premiums received $5,785,277)		$(4,210,020)

Other Assets, Less Liabilities — (0.1)%		$(355,636)

Net Assets — 100.0%		$663,120,214

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at December 31, 2020 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2020.

Written Covered Call Options — (0.6)%

Exchange-Traded Options — (0.6)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	630	$6,897,870	$115	2/19/21	$(121,275)
Accenture PLC, Class A	275	7,183,275	275	2/19/21	(82,500)
Alphabet, Inc., Class C	50	8,759,400	1,820	1/15/21	(56,000)
Amazon.com, Inc.	55	17,913,115	3,600	1/29/21	(162,800)
American Express Co.	205	2,478,655	130	1/15/21	(7,687)
American Tower Corp.	135	3,030,210	250	1/15/21	(1,012)
Apple, Inc.	1,725	22,889,025	135	1/15/21	(447,638)
AvalonBay Communities, Inc.	110	1,764,730	180	1/15/21	(1,100)
Bank of America Corp.	2,745	8,320,095	30	1/15/21	(255,285)
Best Buy Co., Inc.	265	2,644,435	135	1/15/21	(1,192)
Caterpillar, Inc.	165	3,003,330	185	1/15/21	(45,870)
Chevron Corp.	345	2,913,525	100	2/19/21	(22,253)
Cisco Systems, Inc.	660	2,953,500	45	1/15/21	(33,990)
ConocoPhillips	380	1,519,620	45	1/15/21	(8,550)
Constellation Brands, Inc., Class A	105	2,300,025	215	1/15/21	(92,400)
CSX Corp.	760	6,897,000	98	2/19/21	(112,480)
D.R. Horton, Inc.	240	1,654,080	83	1/15/21	(2,640)
Danaher Corp.	320	7,108,480	240	1/15/21	(17,600)
Eaton Corp. PLC	585	7,028,190	120	1/15/21	(149,175)
EOG Resources, Inc.	350	1,745,450	55	1/15/21	(16,275)
Facebook, Inc., Class A	255	6,965,580	300	1/15/21	(21,165)
Fidelity National Information Services, Inc.	275	3,890,150	155	1/15/21	(4,812)
Franco-Nevada Corp.	290	3,634,570	160	2/19/21	(8,700)
General Motors Co.	965	4,018,260	48	1/15/21	(10,132)
GoDaddy, Inc., Class A	405	3,359,475	88	1/15/21	(26,325)
Goldman Sachs Group, Inc. (The)	210	5,537,910	275	2/19/21	(159,600)
Intuit, Inc.	165	6,267,525	380	1/15/21	(126,225)
Johnson Controls International PLC	440	2,049,960	49	1/29/21	(18,700)
JPMorgan Chase & Co.	720	9,149,040	125	1/15/21	(273,600)
Live Nation Entertainment, Inc.	695	5,106,860	80	1/15/21	(33,013)
Lowe’s Cos., Inc.	310	4,975,810	165	1/15/21	(46,035)
MetLife, Inc.	635	2,981,325	53	1/15/21	(3,175)
Micron Technology, Inc.	415	3,119,970	68	1/15/21	(351,713)
Microsoft Corp.	1,020	22,686,840	240	1/29/21	(155,550)
Mondelez International, Inc., Class A	850	4,969,950	60	2/19/21	(100,725)
Netflix, Inc.	65	3,514,745	625	2/19/21	(63,538)
NextEra Energy, Inc.	785	6,056,275	80	1/15/21	(41,213)
NIKE, Inc., Class B	430	6,083,210	150	2/19/21	(89,440)
PACCAR, Inc.	410	3,537,480	94	1/15/21	(7,175)
Palantir Technologies, Inc., Class A	1,055	2,484,525	35	1/15/21	(15,297)
PepsiCo, Inc.	340	5,042,200	150	1/15/21	(43,690)
Phillips 66	210	1,468,740	68	1/15/21	(80,850)
Procter & Gamble Co. (The)	530	7,374,420	145	2/19/21	(87,980)
Progressive Corp. (The)	555	5,487,840	100	1/15/21	(30,525)
PVH Corp.	185	1,736,965	105	1/15/21	(13,412)
Rio Tinto PLC ADR	545	4,099,490	78	1/15/21	(43,600)
Sempra Energy	250	3,185,250	140	1/15/21	(3,750)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Starbucks Corp.	425	$4,546,650	$105	1/15/21	$(138,125)
Texas Instruments, Inc.	445	7,303,785	170	1/15/21	(44,945)
Thermo Fisher Scientific, Inc.	125	5,822,250	500	1/15/21	(11,875)
Twitter, Inc.	400	2,166,000	60	1/29/21	(32,800)
UnitedHealth Group, Inc.	215	7,539,620	370	1/15/21	(44,935)
Verizon Communications, Inc.	1,245	7,314,375	63	2/19/21	(34,860)
Vertex Pharmaceuticals, Inc.	205	4,844,970	250	1/15/21	(50,225)
Visa, Inc., Class A	400	8,749,200	220	1/22/21	(185,000)
Walmart, Inc.	415	5,982,225	160	1/15/21	(2,905)
Walt Disney Co. (The)	120	2,174,160	180	2/19/21	(118,800)
Wells Fargo & Co.	1,000	3,018,000	33	1/15/21	(31,500)
Zoetis, Inc.	345	5,709,750	175	1/15/21	(16,388)

Total					$(4,210,020)

Abbreviations:

ADR	-	American Depositary Receipt

At December 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At December 31, 2020, the value of the Fund’s investment in affiliated funds was $5,777,197, which represents 0.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended December 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$4,588,342	$27,287,978	$(26,099,123)	$—	$—	$5,777,197	$1,475	5,777,197

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$72,415,769	$—		$—	$72,415,769
Consumer Discretionary	89,009,268	—		—	89,009,268
Consumer Staples	51,108,355	—		—	51,108,355
Energy	15,177,911	—		—	15,177,911
Financials	73,436,508	—		—	73,436,508
Health Care	75,749,650	8,412,336		—	84,161,986
Industrials	44,704,437	—		—	44,704,437
Information Technology	180,008,621	—		—	180,008,621
Materials	15,231,414	—		—	15,231,414
Real Estate	14,825,773	—		—	14,825,773
Utilities	21,828,631	—		—	21,828,631
Total Common Stocks	$653,496,337	$8,412,336	*	$—	$661,908,673
Short-Term Investments	$—	$5,777,197		$—	$5,777,197
Total Investments	$653,496,337	$14,189,533		$—	$667,685,870

Liability Description
Written Covered Call Options	$(4,210,020)	$—		$—	$(4,210,020)
Total	$(4,210,020)	$—		$—	$(4,210,020)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.